Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Subsidiaries included in the consolidation
Company Name	Country of Incorporation	Nature	Percentage of Ownership	Statement of operations
				2016	2015	2014
Corporacion Navios S.A.	Uruguay	Port-Facility Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Energias Renovables del Sur S.A.	Uruguay	Port-Terminal Rights Owning Company	100%	1/1-12/31	1/1-12/31	3/19-12/31
Nauticler S.A.	Uruguay	Sub-Holding Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Compania Naviera Horamar S.A.	Argentina	Vessel-Operating Management Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Compania de Transporte Fluvial International S.A.	Uruguay	Sub-Holding Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Ponte Rio S.A.	Uruguay	Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
HS Tankers Inc.	Panama	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
HS Navigation Inc.	Panama	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
HS Shipping Ltd. Inc.	Panama	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
HS South Inc.	Panama	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Petrovia Internacional S.A.	Uruguay	Land-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Mercopar S.A.	Paraguay	Operating/Barge-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Petrolera San Antonio S.A.	Paraguay	Port Facility-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Stability Oceanways S.A.	Panama	Barge and Pushboat-Owning Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Hidronave South American Logistics S.A.	Brazil	Pushboat-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Horamar do Brasil Navegação Ltda	Brazil	Non-Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Navarra Shipping Corporation	Marshall Is.	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Pelayo Shipping Corporation	Marshall Is.	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Navios Logistics Finance (US) Inc.	Delaware	Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Varena Maritime Services S.A.	Panama	Barge and Pushboat-Owning Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Honey Bunkering S.A.	Panama	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	8/20-12/31
Naviera Alto Parana S.A.	Paraguay	Operating Company	100%	1/1-12/31	1/1-12/31	7/4-12/31
Edolmix S.A.	Uruguay	Port-Terminal Rights Owning Company	100%	1/1-12/31	1/1-12/31	12/15-12/31
Cartisur S.A.	Uruguay	Port-Terminal Rights Owning Company	100%	1/1-12/31	1/1-12/31	12/15-12/31
NP Trading S.A.	British Virgin Islands	Sub-Holding Company	100%	1/1-12/31	1/1-12/31	12/15-12/31
Ruswe International S.A.	Uruguay	Barge-Operating Company	100%	1/1-12/31	1/1-12/31	12/23-12/31
Delta Naval Trade S.A.	Panama	Non-Operating Company	100%	7/21-12/31	—	—
Terra Norte Group S.A.	Paraguay	Non-Operating Company	100%	1/1-12/31	9/30-12/31	—

Useful lives of fixed assets

Dry port terminal	5 to 40 years
Oil storage, plant and port facilities for liquid cargoes	5 to 20 years
Other fixed assets	5 to 10 years

Weighted average amortization periods for intangibles

Intangible Assets/Liabilities	Years
Trade name	10
Port terminal operating rights	20 to 45
Customer relationships	20